Non-controlling interests - Summary of non-controlling interests in subsidiaries (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Current assets	$ 1,482,138	$ 930,406
Current liabilities	(412,174)	(274,215)
Net increase in cash and cash equivalents	315,908	261,508
Net loss and comprehensive loss	286,960	101,383
Net loss allocated to NCI	$ (1,888)	$ (2,854)
Deva Gold SA ("Deva")
Disclosure of subsidiaries [line items]
NCI percentage	19.50%	19.50%
Current assets	$ 2,620	$ 2,721
Non-current assets	11,704	22,095
Current liabilities	(239)	(228)
Non-current liabilities	(169,248)	(170,070)
Net assets (liabilities)	(155,163)	(145,482)
Net liabilities allocated to NCI	(30,257)	(28,369)
Cash flows used in operating activities	(3,382)	(2,981)
Cash flows used in investing activities	9	0
Cash flows generated from financing activities	3,406	2,954
Net increase in cash and cash equivalents	33	(27)
Net loss and comprehensive loss	(9,682)	(14,638)
Net loss allocated to NCI	$ (1,888)	$ (2,854)